Cash, Cash Equivalents and Current Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash	$ 2,789	$ 3,032
Government securities and obligations	7,632	7,622
Reverse repurchase agreements	15,006	7,701
Corporate debt securities	1,467	622
Money market funds	1,886	1,406
Time deposits	426	706
Total cash, cash equivalents and current marketable securities	$ 29,206	$ 21,089